Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 234,938,998.65
Previously Paid Amount	0.00
Total Fee Amount	32,445.08
Total Offset Amount	0.00
Net Fee	$ 32,445.08
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A